As filed with the Securities and Exchange Commission on February 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Midanek/Pak Ultrashort Duration Fund
Schedule of Investments at December 31, 2005 (Unaudited)
	PAR	VALUE

U.S. Government & Agency Securities - 77.0%

CMO - U.S. Government Agency Mortgage-Backed Securities - 24.0%
FHLMC Pool
6.500%, 11/01/07, Series 1838, Class H	$78,034	$78,949
4.460%, 11/15/07, Series 1422, Class FA (a)	94,456	94,319
3.500%, 03/15/10, Series 2649, Class QA	61,390	61,137
4.500%, 01/15/11, Series 2643, Class LA	53,362	53,139
4.000%, 10/15/16, Series 2594, Class QH	126,279	125,798
3.500%, 03/15/19, Series 2684, Class QM	133,499	132,480
4.000%, 04/15/21, Series 2591, Class PJ	81,813	81,236
3.500%, 10/15/23, Series 2723, Class QE	11,458	11,228
5.250%, 10/15/27, Series 2061, Class TA	12,817	12,801
6.500%, 06/15/28, Series 2149, Class TK	48,214	48,427
FNMA Pool
3.910%, 09/25/13, Series 1993-220, Class PF (a)	54,141	53,797
4.000%, 11/25/17, Series 2004-21, Class QA	112,205	111,170
3.000%, 04/25/18, Series 2003-84, Class PM	117,040	115,860
3.000%, 06/25/19, Series 2003-46, Class PQ	15,000	14,766
4.500%, 07/25/33, Series 2003-129, Class PQ	76,385	75,967
5.000%, 10/25/35, Series 2005-86, Class KQ	278,778	278,111
GNMA Pool
7.000%, 01/20/07, Series 2001-25, Class PT	60,317	60,685
		1,409,870

U.S. Government Agency Debentures - 30.3%
FHLB
3.020%, 01/27/06	100,000	99,953
2.000%, 02/13/06	125,000	124,829
4.4044%, 03/28/06 (a)	250,000	250,007
4.170%, 09/14/06 (a)	100,000	99,972
4.010%, 10/27/06	220,000	218,757
4.360%, 09/06/07 (a)	250,000	250,156
FHLMC
2.030%, 01/27/06	225,000	224,746
4.500%, 05/17/07 (a)	30,000	29,895
FNMA
3.640%, 06/29/07, Callable 06/30/06 @ 100	100,000	98,371
4.7812%, 02/17/09 (a)	390,000	379,685
		1,776,371

U.S. Government Agency Mortgage-Backed Securities - 13.9%
FHLMC Pool
5.171%, 03/01/32, #847003 (a)	18,980	19,647
FNMA Pool
4.490%, 11/01/26, #037029 (a)	40,395	40,689
GNMA Pool
4.375%, 03/20/16, #8108 (a)	62,135	62,445
4.750%, 08/20/17, #8254 (a)	92,956	93,436
4.125%, 12/20/21, #8883 (a)	20,398	20,566
4.375%, 03/20/22, #8936 (a)	29,376	29,539
4.750%, 09/20/22, #8052 (a)	243,933	245,489
4.125%, 12/20/22, #8096 (a)	37,568	37,839
4.375%, 05/20/23, #8198 (a)	38,614	38,702
4.750%, 08/20/23, #8269 (a)	27,097	27,278
4.750%, 08/20/24, #8482 (a)	198,003	199,038
		814,668

U.S. Treasuries - 8.8%
U.S. Treasury Notes
2.250%, 04/30/06	365,000	362,619
6.875%, 05/15/06	150,000	151,353
		513,972

Total U.S. Government & Agency Securities (Cost $4,530,837)		4,514,881

Asset-Backed Securities - 18.0%

Automotive - 12.1%
Daimler Chrysler
Series 2002-C, Class A4
3.090%, 06/08/06	153,481	152,265
Series 2004-C, Class A2
2.620%, 06/08/07	189,819	189,232
Series 2003-B, Class A3
2.250%, 08/08/07	29,525	29,396
Harley-Davidson Motorcycle
Series 2004-3, Class A1
2.310%, 03/15/09	26,828	26,569
Nissan
Series 2003-A, Class A3A
4.260%, 06/15/09 (a)	33,540	33,558
Volkswagen
Series 2003-2, Class A3
2.270%, 10/22/07	71,617	71,084
WFS Financial
Series 2004-2, Class A3
2.850%, 08/20/06	200,000	198,685
Series 2004-2, Class A2
2.030%, 10/22/07	6,199	6,190
		706,979

Commercial - 0.3%
Credit Suisse First Boston
Series 1998-C2, Class A1
5.960%, 12/15/07	18,326	18,342

Credit Cards - 0.9%
Metris
Series 2004-1, Class A
4.4394%, 04/20/11 (a)	54,000	54,120

Equipment - 4.7%
CNH
Series 2003-B, Class A3B
2.470%, 01/15/08	27,462	27,160
Distribution Financial
Series 2003-2, Class A
4.220%, 04/15/08 (a)	250,000	250,083
		277,243

Total Asset-Backed Securities (Cost $1,057,242)		1,056,684

	SHARES

Money Market Funds - 4.6%
SEI Daily Income Trust Government Fund - Class B	270,445	270,445

Total Money Market Funds (Cost $270,445)		270,445

Total Investments - 99.6%
(Cost $5,858,524)		5,842,010
Other Assets less Liabilities - 0.4%		24,380
Net Assets - 100.0%		$5,866,390

(a) Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.

CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments	$5,858,841

Gross unrealized appreciation	$4,612
Gross unrealized depreciation	(21,443)
Net unrealized depreciation	$(16,831)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*/s/Eric M. Banhazl
Eric M. Banhazl, President

Date   2/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   2/16/2006

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date   2/16/2006

* Print the name and title of each signing officer under his or her signature.